NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Tables) [Line Items]
Convertible Debt [Table Text Block]
February 28, 2022	May 31, 2021

Debenture in the principal amount of $250,000 (the “Debenture 1”) dated December 1, 2021, which bears interest, payable quarterly commencing six months after issuance, at a rate of 15% per annum. Principal on Debenture 1 is due in two equal installments 18 months after issuance and at maturity on July 10, 2024. With the Debenture, the purchaser received warrants to purchase 303,030 shares of common stock at an exercise price of $0.4125 per share of common stock. The Company shall make additional quarterly payments under Debenture 1 beginning 90 days after the end of its first fiscal quarter after January 10, 2025, and for the next five years, on an annual basis, equal to the greater of (a) 15% of the original principal amount, or (b) the purchaser’s pro rata portion of 5% of the distributions the Company receives as a result of the Quinn River Joint Venture during the prior fiscal year. The Company recorded a discount in the amount of $17,223 on the Debenture 1. During the three and nine months ended February 28, 2022, $1,667 and $1,667 of this discount was charged to operations, respectively. The Company recorded an original issue discount in the amount of $187,500 on the Debenture 1. During the three and nine months ended February 28, 2022, $18,145 and $18,145 of this original issue discount was charged to operations, respectively. During the three and nine months ended February 28, 2022, the Company accrued interest in the amounts of $9,375 and $9,375 on the Debenture 1, respectively.

$250,000	$-

Debenture in the principal amount of $250,000 (the “Debenture 2”) dated December 21, 2021, which bears interest, payable quarterly commencing six months after issuance, at a rate of 15% per annum. Principal on Debenture 2 is due in two equal installments 18 months after issuance and at maturity on July 10, 2024. With the Debenture, the purchaser received warrants to purchase 303,030 shares of common stock at an exercise price of $0.4125 per share of common stock. The Company shall make additional quarterly payments under Debenture 2 beginning 90 days after the end of its first fiscal quarter after January 10, 2025, and for the next five years, on an annual basis, equal to the greater of (a) 15% of the original principal amount, or (b) the purchaser’s pro rata portion of 5% of the distributions the Company receives as a result of the Quinn River Joint Venture during the prior fiscal year. The Company recorded a discount in the amount of $10,428 on the Debenture 2. During the three and nine months ended February 28, 2022, $673 and $673 of this discount was charged to operations, respectively. The Company recorded an original issue discount in the amount of $187,500 on the Debenture 2. During the three and nine months ended February 28, 2022, $12,097 and $12,097 of this original issue discount was charged to operations, respectively. During the three and nine months ended February 28, 2022, the Company accrued interest in the amounts of $7,188 and $7,188 on the Debenture 1, respectively.

250,000	-

February 28, 2022	May 31, 2021

Debenture in the principal amount of $500,000 (the “Debenture 3”) dated December 21, 2021, which bears interest, payable quarterly commencing six months after issuance, at a rate of 15% per annum. Principal on Debenture 1 is due in two equal installments 18 months after issuance and at maturity on July 10, 2024. With the Debenture, the purchaser received warrants to purchase 303,030 shares of common stock at an exercise price of $0.4125 per share of common stock. The Company shall make additional quarterly payments under Debenture 3 beginning 90 days after the end of its first fiscal quarter after January 10, 2025, and for the next five years, on an annual basis, equal to the greater of (a) 15% of the original principal amount, or (b) the purchaser’s pro rata portion of 5% of the distributions the Company receives as a result of the Quinn River Joint Venture during the prior fiscal year. The Company recorded a discount in the amount of $19,335 on the Debenture 3. During the three and nine months ended February 28, 2022, $1,247 and $1,247 of this discount was charged to operations, respectively. The Company recorded an original issue discount in the amount of $375,000 on the Debenture 3. During the three and nine months ended February 28, 2022, $24,195 and $24,195 of this original issue discount was charged to operations, respectively. During the three and nine months ended February 28, 2022, the Company accrued interest in the amounts of $14,375 and $14,375 on the Debenture 3, respectively.

500,000	-

Debenture in the principal amount of $500,000 (the “Debenture 4”) dated January 4, 2022, which bears interest, payable quarterly commencing six months after issuance, at a rate of 15% per annum. Principal on Debenture 4 is due in two equal installments 18 months after issuance and at maturity on July 10, 2024. With the Debenture, the purchaser received warrants to purchase 606,061 shares of common stock at an exercise price of $0.4125 per share of common stock. The Company shall make additional quarterly payments under Debenture 4 beginning 90 days after the end of its first fiscal quarter after January 10, 2025, and for the next five years, on an annual basis, equal to the greater of (a) 15% of the original principal amount, or (b) the purchaser’s pro rata portion of 5% of the distributions the Company receives as a result of the Quinn River Joint Venture during the prior fiscal year. The Company recorded a discount in the amount of $17,154 on the Debenture 4. During the three and nine months ended February 28, 2022, $572 and $572 of this discount was charged to operations, respectively. The Company recorded an original issue discount in the amount of $375,000 on the Debenture 4. During the three and nine months ended February 28, 2022, $12,500 and $12,500 of this original issue discount was charged to operations, respectively. During the three and nine months ended February 28, 2022, the Company accrued interest in the amounts of $11,667 and $11,667 on the Debenture 4, respectively.

500,000	-

Debenture in the principal amount of $500,000 (the “Debenture 5”) dated January 4, 2022, which bears interest, payable quarterly commencing six months after issuance, at a rate of 15% per annum. Principal on Debenture 5 is due in two equal installments 18 months after issuance and at maturity on July 10, 2024. With the Debenture, the purchaser received warrants to purchase 606,061 shares of common stock at an exercise price of $0.4125 per share of common stock. The Company shall make additional quarterly payments under Debenture 5 beginning 90 days after the end of its first fiscal quarter after January 10, 2025, and for the next five years, on an annual basis, equal to the greater of (a) 15% of the original principal amount, or (b) the purchaser’s pro rata portion of 5% of the distributions the Company receives as a result of the Quinn River Joint Venture during the prior fiscal year. The Company recorded a discount in the amount of $17,154 on the Debenture 5. During the three and nine months ended February 28, 2022, $572 and $572 of this discount was charged to operations, respectively. The Company recorded an original issue discount in the amount of $375,000 on the Debenture 5. During the three and nine months ended February 28, 2022, $12,500 and $12,500 of this original issue discount was charged to operations, respectively. During the three and nine months ended February 28, 2022, the Company accrued interest in the amounts of $11,667 and $11,667 on the Debenture 5, respectively.

500,000	-

	February 28, 2022	May 31, 2021

Debenture in the principal amount of $500,000 (the “Debenture 6”) dated January 4, 2022, which bears interest, payable quarterly commencing six months after issuance, at a rate of 15% per annum. Principal on Debenture 6 is due in two equal installments 18 months after issuance and at maturity on July 10, 2024. With the Debenture, the purchaser received warrants to purchase 606,061 shares of common stock at an exercise price of $0.4125 per share of common stock. The Company shall make additional quarterly payments under Debenture 6 beginning 90 days after the end of its first fiscal quarter after January 10, 2025, and for the next five years, on an annual basis, equal to the greater of (a) 15% of the original principal amount, or (b) the purchaser’s pro rata portion of 5% of the distributions the Company receives as a result of the Quinn River Joint Venture during the prior fiscal year. The Company recorded a discount in the amount of $17,154 on the Debenture 6. During the three and nine months ended February 28, 2022, $572 and $572 of this discount was charged to operations, respectively. The Company recorded an original issue discount in the amount of $375,000 on the Debenture 6. During the three and nine months ended February 28, 2022, $12,500 and $12,500 of this original issue discount was charged to operations, respectively. During the three and nine months ended February 28, 2022, the Company accrued interest in the amounts of $11,667 and $11,667 on the Debenture 6, respectively.

	500,000	-

Total	2,500,000	-
Original Issue Discount	1,875,000	-
Notes Payable, Gross	4,375,000	-
Less: Discount	(1,876,208)	-
Notes Payable, Net of Discount	2,498,792	-

May 31, 2021	May 31, 2020

Convertible debenture in the principal amount of $4,000,000 (the “U.S. Convertible Debenture 1”) dated October 31, 2018, which bears interest, payable quarterly, at a rate of 8% per annum, with interest during the first eighteen months following issuance being payable by increasing the then-outstanding principal amount of the U.S. Convertible Debenture 1. The U.S. Convertible Debenture 1 matures on a date that is three years following issuance. The U.S. Convertible Debenture 1 is convertible into units (the “Convertible Debenture Units”) at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10. The value of the warrants will be recorded when the issuance becomes probable. On July 26, 2019, U.S. Convertible Debenture 1 was amended such that, should the Company issue or sell common stock or equity securities convertible into common stock at a price less than the conversion price of the U.S. Convertible Debenture 1, the conversion price of U.S. Convertible Debenture 1 will be reduced to such issuance price, and the exercise price of the warrant issuable in connection with U.S. Convertible Debenture 1 will be exercisable at a price equal to 137.5% of the adjusted conversion price at the time of conversion. The U.S. Convertible Debenture 1 has other features, such as mandatory conversion in the event the common stock trades at a particular price over a specified period of time and required redemption in the event of a “Change in Control” of the Company. The U.S. Convertible Debenture 1 is an unsecured obligation of the Company and ranks pari passu in right of payment of principal and interest with all other unsecured obligations of the Company. The Company recorded a discount in the amount of $3,254,896 on the U.S. Convertible Debenture 1. During the years ended May 31, 2021 and 2020, $1,537,034 and $1,084,695 of this discount was charged to operations, respectively. During the years ended May 31, 2021 and 2020, the Company accrued interest in the amounts of $360,357 and $344,962 on the U.S. Convertible Debenture 1, respectively. Also, during the years ended May 31, 2021 and 2020, the Company transferred the amounts of $0 and $370,057 from accrued interest to principal of the U.S. Convertible Debenture 1, respectively. On April 15, 2021, the U.S. Convertible Debenture 1 was amended as follows: (i) the conversion price of the debenture was reduced to $0.30 per unit; and (ii) the maturity date was extended from October 31, 2021 to October 31, 2022. This amendment was accounted for as an extinguishment of debt, and the Company recorded a loss in the amount of $2,038,803 during the year ended May 31, 2021 in connection with this amendment.

4,504,457	4,504,457

May 31, 2021	May 31, 2020

Convertible debenture in the principal amount of $1,000,000 (the “U.S. Convertible Debenture 2”) dated October 31, 2018, which bears interest, payable quarterly, at a rate of 8% per annum, with interest during the first eighteen months following issuance being payable by increasing the then-outstanding principal amount of the U.S. Convertible Debenture 2. The U.S. Convertible Debenture 2 matures on a date that is three years following issuance. The U.S. Convertible Debenture 2 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10. The value of the warrants will be recorded when the issuance becomes probable. On July 26, 2019, U.S. Convertible Debenture 2 was amended such that, should the Company issue or sell common stock or equity securities convertible into common stock at a price less than the conversion price of the U.S. Convertible Debenture 2, the conversion price of U.S. Convertible Debenture 2 will be reduced to such issuance price, and the exercise price of the warrant issuable in connection with U.S. Convertible Debenture 2 will be exercisable at a price equal to 137.5% of the adjusted conversion price at the time of conversion. The U.S. Convertible Debenture 2 has other features, such as mandatory conversion in the event the common stock trades at a particular price over a specified period of time and required redemption in the event of a “Change in Control” of the Company. The U.S. Convertible Debenture 2 is an unsecured obligation of the Company and ranks pari passu in right of payment of principal and interest with all other unsecured obligations of the Company. The Company recorded a discount in the amount of $813,724 on the U.S. Convertible Debenture 2. During the year ended May 31, 2021 and 2020, $384,259 and $271,241 of this discount was charged to operations, respectively. During the years ended May 31, 2021 and 2020, the Company accrued interest in the amounts of $90,090 and $86,240 on the U.S. Convertible Debenture 2, respectively. Also, during the years ended May 31, 2021 and 2020, the Company transferred the amounts of $0 and $92,514 from accrued interest to principal of the U.S. Convertible Debenture 2, respectively. On April 15, 2021, the U.S. Convertible Debenture 2 was amended as follows: (i) the conversion price of the debentures was reduced to $0.30 per unit; and (ii) the maturity date was extended from October 31, 2021 to October 31, 2022. This amendment was accounted for as an extinguishment of debt, and the Company recorded a loss in the amount of $509,700 during the year ended May 31, 2021.

1,126,114	1,126,114

May 31, 2021	May 31, 2020

Convertible debenture in the principal amount of $100,000 (the “U.S. Convertible Debenture 3”) dated October 24, 2018, which bears interest, payable quarterly, at a rate of 8% per annum, with interest during the first eighteen months following issuance being payable by increasing the then-outstanding principal amount of the U.S. Convertible Debenture 3. The U.S. Convertible Debenture 3 matures on a date that is three years following issuance. The U.S. Convertible Debenture 3 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10. The value of the warrants will be recorded when the issuance becomes probable. On July 26, 2019, U.S. Convertible Debenture 3 was amended such that, should the Company issue or sell common stock or equity securities convertible into common stock at a price less than the conversion price of the U.S. Convertible Debenture 3, the conversion price of U.S. Convertible Debenture 3 will be reduced to such issuance price, and the exercise price of the warrant issuable in connection with U.S. Convertible Debenture 3 will be exercisable at a price equal to 137.5% of the adjusted conversion price at the time of conversion. The U.S. Convertible Debenture 3 has other features, such as mandatory conversion in the event the common stock trades at a particular price over a specified period of time and required redemption in the event of a “Change in Control” of the Company. The U.S. Convertible Debenture 3 is an unsecured obligation of the Company and ranks pari passu in right of payment of principal and interest with all other unsecured obligations of the Company. The Company recorded a discount in the amount of $75,415 on the U.S. Convertible Debenture 3. During the years ended May 31, 2021 and 2020, $25,138 and $25,138 of this discount was charged to operations, respectively. During the years ended May 31, 2021 and 2020, the Company accrued interest in the amounts of $9,009 and $8,638 on the U.S. Convertible Debenture 3, respectively. Also, during the years ended May 31, 2021 and 2020, the Company transferred the amounts of $0 and $9,117 from accrued interest to principal of the U.S. Convertible Debenture 3, respectively.

112,613	112,613

Convertible debenture in the principal amount of $532,000 (the “U.S. Convertible Debenture 4”) dated October 25, 2018, which bears interest, payable quarterly, at a rate of 8% per annum, with interest during the first eighteen months following issuance being payable by increasing the then-outstanding principal amount of the U.S. Convertible Debenture 4. The U.S. Convertible Debenture 4 matures on a date that is three years following issuance. The U.S. Convertible Debenture 4 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10. The value of the warrants will be recorded when the issuance becomes probable. On July 26, 2019, U.S. Convertible Debenture 4 was amended such that, should the Company issue or sell common stock or equity securities convertible into common stock at a price less than the conversion price of the U.S. Convertible Debenture 4, the conversion price of U.S. Convertible Debenture 4 will be reduced to such issuance price, and the exercise price of the warrant issuable in connection with U.S. Convertible Debenture 4 will be exercisable at a price equal to 137.5% of the adjusted conversion price at the time of conversion. The U.S. Convertible Debenture 4 has other features, such as mandatory conversion in the event the common stock trades at a particular price over a specified period of time and required redemption in the event of a “Change in Control” of the Company. The U.S. Convertible Debenture 4 is an unsecured obligation of the Company and ranks pari passu in right of payment of principal and interest with all other unsecured obligations of the Company. The Company recorded a discount in the amount of $416,653 on the U.S. Convertible Debenture 4. During the years ended May 31, 2021 and 2020, $196,753 and $138,884 of this discount was charged to operations, respectively. During the years ended May 31, 2021 and 2020, the Company accrued interest in the amounts of $47,929 and $45,942 on the U.S. Convertible Debenture 4, respectively. Also, during the years ended May 31, 2021 and 2020, the Company transferred the amounts of $0 and $48,623 from accrued interest to principal of the U.S. Convertible Debenture 4, respectively. On April 19, 2021, the U.S. Convertible Debenture 4 was amended as follows: (i) the conversion price of the debenture was reduced to $0.30 per unit; and (ii) the maturity date was extended from October 31, 2021 to October 31, 2022. This amendment was accounted for as an extinguishment of debt, and the Company recorded a loss in the amount of $271,164 during the year ended May 31, 2021.

599,101	599,101

May 31, 2021	May 31, 2020

Convertible debenture in the principal amount of $150,000 (the “U.S. Convertible Debenture 5”) dated October 26, 2018, which bears interest, payable quarterly, at a rate of 8% per annum, with interest during the first eighteen months following issuance being payable by increasing the then-outstanding principal amount of the U.S. Convertible Debenture 5. The U.S. Convertible Debenture 5 matures on a date that is three years following issuance. The U.S. Convertible Debenture 5 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10. The value of the warrants will be recorded when the issuance becomes probable. The U.S. Convertible Debenture 5 has other features, such as mandatory conversion in the event the common stock trades at a particular price over a specified period of time and required redemption in the event of a “Change in Control” of the Company. The U.S. Convertible Debenture 5 is an unsecured obligation of the Company and ranks pari passu in right of payment of principal and interest with all other unsecured obligations of the Company. The Company recorded a discount in the amount of $120,100 on the U.S. Convertible Debenture 5. During the years ended May 31, 2021 and 2020, $40,033 and $40,033 of this discount was charged to operations, respectively. During the years ended May 31, 2021 and 2020, the Company accrued interest in the amounts of $13,513 and $12,950 on the U.S. Convertible Debenture 5, respectively. Also, during the years ended May 31, 2020 and 2019, the Company transferred the amounts of $0 and $13,743 from accrued interest to principal of the U.S. Convertible Debenture 5, respectively.

168,919	168,919

Convertible debenture payable in the principal amount of $75,000 (the “U.S. Convertible Debenture 6”) dated October 26, 2018, which bears interest, payable quarterly, at a rate of 8% per annum, with interest during the first eighteen months following issuance being payable by increasing the then-outstanding principal amount of the U.S. Convertible Debenture 6. The U.S. Convertible Debenture 6 matures on a date that is three years following issuance. The U.S. Convertible Debenture 6 is convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10. The value of the warrants will be recorded when the issuance becomes probable. The U.S. Convertible Debenture 6 has other features, such as mandatory conversion in the event the common stock trades at a particular price over a specified period of time and required redemption in the event of a “Change in Control” of the Company. The U.S. Convertible Debenture 6 is an unsecured obligation of the Company and ranks pari passu in right of payment of principal and interest with all other unsecured obligations of the Company. The Company recorded a discount in the amount of $60,049 on the U.S. Convertible Debenture 6. During the years ended May 31, 2021 and 2020, $20,016 and $20,016 of this discount was charged to operations, respectively. During the years ended May 31, 2021 and 2020, the Company accrued interest in the amounts of $6,756 and $6,475 on the U.S. Convertible Debenture 6, respectively. Also, during the years ended May 31, 2021 and 2020, the Company transferred the amounts of $0 and $6,871 from accrued interest to principal of the U.S. Convertible Debenture 6, respectively.

84,459	84,459

	May 31, 2021	May 31, 2020

Convertible debentures payable in the aggregate principal amount of $12,012,000 (the “Canaccord Debentures”) dated December 12, 2018, which bear interest, payable quarterly, at a rate of 8% per annum, with interest during the first eighteen months following issuance being payable by increasing the then-outstanding principal amount of the Canaccord Debentures. The Canaccord Debentures mature on a date that is three years following issuance. The Canaccord Debentures are convertible into Convertible Debenture Units at a conversion price of $0.80 per Convertible Debenture Unit. Each Convertible Debenture Unit consists of (i) one share of the Company’s common stock, and (ii) one-half of one warrant, with each warrant exercisable for three years to purchase a share of common stock at a price of $1.10. The value of the warrants will be recorded when the issuance becomes probable. The Canaccord Debentures have other features, such as mandatory conversion in the event the common stock trades at a particular price over a specified period of time and required redemption in the event of a “Change in Control” of the Company. The Canaccord Debentures are unsecured obligations of the Company and rank pari passu in right of payment of principal and interest with all other unsecured obligations of the Company. During the three months ended November 30, 2019, in two separate transactions, principal in the aggregate amount of $25,857 was converted into an aggregate of 32,321 shares of the Company’s common stock, and warrants to purchase 16,160 shares of common stock. There were no gains or losses recorded on these conversions because they were done in accordance with the terms of the original agreement. No discount was recorded for the fair value of the warrants issued. Because the market price of the Company’s common stock was less than the conversion price on the date of issuance of the Canaccord Debentures, a discount was not recorded on the Canaccord Debentures. During the years ended May 31, 2021 and 2020, the Company accrued interest in the amounts of $1,076,445 and $1,025,549 on the Canaccord Debentures, respectively. Also, during the years ended May 31, 2021 and 2020, the Company transferred the amounts of $212,601 and $984,300 from accrued interest to principal of the Canaccord Debentures, respectively. On March 31, 2021, the Canaccord Debentures were amended as follows: (i) the conversion price of the debentures was reduced to $0.30 per unit; (ii) the maturity date was extended from December 12, 2021 to December 12, 2022; (iii) the mandatory conversion threshold was reduced from a daily volume weighted average trading price of greater than $1.20 per share to $0.60 per share for the preceding ten consecutive trading days; and (iv) the exercise price of the warrants issuable upon conversion was reduced from $1.10 to $0.40 and the expiration of the warrants extended until March 31, 2024. This amendment was accounted for as an extinguishment of debt, and the Company recorded a loss in the amount of $3,286,012 during the year ended May 31, 2021.

	13,500,150	13,287,549

Total - Convertible Notes Payable	$20,095,813	$19,883,212
Less: Discount	(35,496)	(2,238,730)
Convertible Notes Payable, Net of Discounts	$20,060,317	$17,644,482

Total - Convertible Notes Payable, Net of Discounts, Current Portion	$330,495	$-
Total - Convertible Notes Payable, Net of Discounts, Long-term Portion	$19,729,822	$17,644,482

Schedule of Amortization of Debt Discount [Table Text Block]
Discounts on notes payable amortized to interest expense – years ended May 31, 2021 and 2020, respectively	$2,203,234	$1,580,280

Schedule of Maturities of Long-Term Debt [Table Text Block]

Aggregate maturities of notes payable and convertible notes payable as of February 28, 2022 are as follows:

2023	$19,448,822
2024	1,250,000
2025	1,250,000
2026	375,000
2027	375,000
Thereafter	1,125,000
Total	$23,823,822

Aggregate maturities of notes payable and convertible notes payable as of May 31, 2021 are as follows:
2022	$365,991
2023	19,729,822
2024	-
2025	-
2026	-
Thereafter	-
Total	$20,095,813

Notes Payable, Other Payables [Member]
NOTES PAYABLE AND CONVERTIBLE NOTES PAYABLE (Tables) [Line Items]
Schedule of Amortization of Debt Discount [Table Text Block]
	February 28, 2022	February 28, 2021
Discounts on notes payable amortized to interest expense – 3 months ended February 28, 2022 and 2021, respectively	$97,239	$-

Discounts on notes payable amortized to interest expense – 9 months ended February 28, 2022 and 2021, respectively	$97,239	$-